Voya Solution 2025 Portfolio	PORTFOLIO OF INVESTMENTS
As of March 31, 2023 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 10.8%
88,631	iShares 20+ Year Treasury Bond ETF	$9,427,680	2.1
442,302	Schwab U.S. TIPS ETF	23,711,810	5.1
318,124	Vanguard FTSE Developed Markets ETF	14,369,661	3.1
10,838	Vanguard Mid-Cap ETF	2,285,951	0.5

	Total Exchange-Traded Funds
	(Cost $48,255,059)	49,795,102	10.8

MUTUAL FUNDS: 89.1%
	Affiliated Investment Companies: 89.1%
1,868,652	Voya Global Bond Fund - Class R6	13,884,083	3.0
1,374,189	Voya High Yield Bond Fund - Class R6	9,248,290	2.0
11,304,238	Voya Intermediate Bond Fund - Class R6	98,912,081	21.4
2,512,167	Voya Multi-Manager Emerging Markets Equity Fund - Class I	22,760,234	4.9
1,909,261	Voya Multi-Manager International Equity Fund - Class I	18,233,439	3.9
2,675,134	Voya Multi-Manager International Factors Fund - Class I	23,273,667	5.0
728,087	Voya Multi-Manager Mid Cap Value Fund - Class I	6,392,607	1.4
371,307	(1) Voya Russell Large Cap Growth Index Portfolio Class I	19,734,976	4.3
120,835	(1) Voya Small Cap Growth Fund - Class R6	4,241,316	0.9
310,143	Voya Small Company Fund - Class R6	4,124,903	0.9
2,221,905	Voya U.S. High Dividend Low Volatility Fund - Class R6	22,107,958	4.8
4,093,631	Voya U.S. Stock Index Portfolio - Class I	69,387,042	15.0
3,333,824	VY® BrandywineGLOBAL - Bond Portfolio - Class I	32,571,457	7.1
1,755,108	VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	46,405,054	10.0
735,643	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	6,804,697	1.5
203,085	VY® T. Rowe Price Growth Equity Portfolio - Class I	13,951,959	3.0

	Total Mutual Funds
	(Cost $454,473,475)	412,033,763	89.1

	Total Investments in Securities (Cost $502,728,534)	$461,828,865	99.9
	Assets in Excess of Other Liabilities	444,697	0.1
	Net Assets	$462,273,562	100.0

(1)	Non-income producing security.

Voya Solution 2025 Portfolio	PORTFOLIO OF INVESTMENTS
As of March 31, 2023 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2023 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2023
Asset Table
Investments, at fair value
Exchange-Traded Funds	$49,795,102	$–	$–	$49,795,102
Mutual Funds	412,033,763	–	–	412,033,763
Total Investments, at fair value	$461,828,865	$–	$–	$461,828,865
Other Financial Instruments+
Futures	257,023	–	–	257,023
Total Assets	$462,085,888	$–	$–	$462,085,888
Liabilities Table
Other Financial Instruments+
Futures	$(433,697)	$–	$–	$(433,697)
Total Liabilities	$(433,697)	$–	$–	$(433,697)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2023, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2022	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 3/31/2023	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Global Bond Fund - Class R6	$14,086,632	$595,143	$(1,426,120)	$628,428	$13,884,083	$125,958	$(335,583)	$-
Voya High Yield Bond Fund - Class R6	-	9,469,986	(358,355)	136,659	9,248,290	58,093	1,076	-
Voya Intermediate Bond Fund - Class R6	104,660,874	10,287,621	(22,629,893)	6,593,479	98,912,081	900,463	(4,448,176)	449
Voya Multi-Manager Emerging Markets Equity Fund - Class I	18,873,461	4,845,322	(2,132,534)	1,173,985	22,760,234	-	(180,405)	-
Voya Multi-Manager International Equity Fund - Class I	18,705,533	121,082	(2,076,652)	1,483,476	18,233,439	-	(14,301)	-
Voya Multi-Manager International Factors Fund - Class I	23,449,866	159,319	(2,220,391)	1,884,873	23,273,667	-	(87,493)	-
Voya Multi-Manager Mid Cap Value Fund - Class I	6,805,283	154,754	(544,226)	(23,204)	6,392,607	-	63,097	-
Voya Russell Large Cap Growth Index Portfolio Class I	-	18,048,478	(139,458)	1,825,956	19,734,976	-	8,598	-
Voya Small Cap Growth Fund - Class R6	4,515,504	182,870	(766,141)	309,083	4,241,316	15	11,865	-
Voya Small Company Fund - Class R6	4,589,164	72,156	(748,312)	211,895	4,124,903	-	(1,711)	-
Voya U.S. High Dividend Low Volatility Fund - Class R6	23,019,586	905,462	(1,435,950)	(381,140)	22,107,958	-	(141,563)	-
Voya U.S. Stock Index Portfolio - Class I	67,813,247	1,955,698	(5,241,973)	4,860,070	69,387,042	-	165,103	-
VY® BrandywineGLOBAL - Bond Portfolio - Class I	41,022,769	1,583,998	(14,251,975)	4,216,665	32,571,457	-	(2,368,505)	-
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	45,953,836	348,448	(2,945,701)	3,048,471	46,405,054	-	(171,651)	-
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	6,755,896	251,385	(1,322,742)	1,120,158	6,804,697	-	(581,227)	-
VY® T. Rowe Price Growth Equity Portfolio - Class I	13,321,766	666,665	(4,350,318)	4,313,846	13,951,959	-	(2,121,026)	-
	$393,573,417	$49,648,387	$(62,590,741)	$31,402,700	$412,033,763	$1,084,529	$(10,201,902)	$449

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At March 31, 2023, the following futures contracts were outstanding for Voya Solution 2025 Portfolio:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
E-mini Russell 2000® Index	96	06/16/23	$8,704,800	$257,023
			$8,704,800	$257,023
Short Contracts:
MSCI EAFE Index	(45)	06/16/23	(4,717,125)	(161,777)
S&P 500® E-Mini	(22)	06/16/23	(4,551,525)	(271,920)
			$(9,268,650)	$(433,697)

Voya Solution 2025 Portfolio	PORTFOLIO OF INVESTMENTS
As of March 31, 2023 (Unaudited) (Continued)

At March 31, 2023, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $515,165,445.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$4,771,349
Gross Unrealized Depreciation	(58,284,603)
Net Unrealized Depreciation	$(53,513,254)